UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Tax Exempt Income Fund

Semiannual report

3 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PTAEX

Putnam
Tax Exempt
Income Fund

Semiannual report
3 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	40

Message from the Trustees

May 8, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/24. A bond rated BBB or higher (SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Tax Exempt Income Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R6	Class Y
Total annual operating expenses for the fiscal
year ended 9/30/23	0.94%	1.54%	1.69%	0.66%	0.69%
Annualized expense ratio for the six-month
period ended 3/31/24	0.94%	1.54%	1.69%	0.66%	0.69%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/23 to 3/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.92	$8.04	$8.82	$3.46	$3.61
Ending value (after expenses)	$1,092.90	$1,089.50	$1,087.20	$1,094.20	$1,092.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (183); and then dividing that result by the number of days in the year (366).

Tax Exempt Income Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/24, use the following calculation method. To find the value of your investment on 10/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$4.75	$7.77	$8.52	$3.34	$3.49
Ending value (after expenses)	$1,020.30	$1,017.30	$1,016.55	$1,021.70	$1,021.55

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (183); and then dividing that result by the number of days in the year (366).

4 Tax Exempt Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Tax Exempt Income Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Tax Exempt Income Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Tax Exempt Income Fund 7

The fund’s portfolio 3/31/24 (Unaudited)

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
AMBAC AMBAC Indemnity Corporation
BAM Build America Mutual
FGIC Financial Guaranty Insurance Company
FHA Insd. Federal Housing Administration Insured
G.O. Bonds General Obligation Bonds
NATL National Public Finance Guarantee Corporation
PSFG Permanent School Fund Guaranteed
Q-SBLF Qualified School Board Loan Fund
U.S. Govt. Coll. U.S. Government Collateralized
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.64% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.9%)*	Rating**	Principal amount	Value
Alabama (1.7%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/25), Ser. A-1, 4.00%, 12/1/49	A1	$7,690,000	$7,719,817
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA+	2,575,000	2,704,423
5.00%, 9/15/33	AA+	350,000	367,836
			10,792,076
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds
(Dena’ Nena’ Henash), 4.00%, 10/1/44	A+/F	6,930,000	6,613,871
(Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/39	A+/F	2,575,000	2,534,209
			9,148,080
Arizona (2.9%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	2,200,000	2,037,644
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB−	2,120,000	1,757,909
4.00%, 7/1/51	BBB−	2,000,000	1,725,929
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (Somerset Academy of Las Vegas), 4.00%, 12/15/51	BB	700,000	544,076
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/37	A	1,100,000	1,110,868
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BB+/F	3,500,000	3,427,126
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA−	600,000	607,971
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	254,007
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	352,560
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,237,378

8 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Arizona cont.
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies)
5.00%, 7/1/44	BBB	$1,000,000	$970,832
Ser. A, 5.00%, 7/1/36	BBB	1,010,000	1,014,388
3.75%, 7/1/24	BBB	40,000	39,840
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	100,629
Ser. A, 5.00%, 7/1/35	BB	150,000	150,944
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,035,701
5.00%, 12/1/37	A3	500,000	544,651
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	225,000	224,986
			18,137,439
California (8.4%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	850,000	770,423
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	5,975,000	4,294,877
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	3,055,643	2,866,311
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,502,231
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A−	6,700,000	5,062,538
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB−/P	3,250,000	2,310,899
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(City of Orange Portfolio), 3.00%, 3/1/57	BBB−/P	1,250,000	870,078
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB−/P	4,300,000	3,043,697
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax Bonds, 4.00%, 9/1/46	BB/P	1,460,000	1,302,068
Los Angeles, Dept. of Arpt. Rev. Bonds
5.00%, 5/15/46 (Prerefunded 11/15/31)	AAA/P	5,000	5,638
4.00%, 5/15/48	Aa3	10,000,000	9,635,060
4.00%, 5/15/35	Aa3	1,500,000	1,538,201
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,866,497
Menifee, Union School Dist. Cmnty. Fac. Special Tax Bonds, (Dist. No. 2011-1)
4.00%, 9/1/45	BB+/P	860,000	784,573
4.00%, 9/1/41	BB+/P	800,000	749,482
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	3,000,000	3,313,388
5.00%, 5/1/30	A1	6,900,000	7,544,492
San Francisco, City & Cnty. Cmnty. Fac. Dist. No. 2016 144A Special Tax Bonds, (Impt. Area No. 2), Ser. A, 4.00%, 9/1/42	BB−/P	2,000,000	1,830,058
			52,290,511

Tax Exempt Income Fund 9

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Colorado (3.7%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A	$1,000,000	$1,007,547
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A−/F	1,000,000	1,004,544
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A−/F	4,100,000	3,465,674
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
Ser. A, 5.50%, 11/15/38	Aa3	2,100,000	2,387,843
Ser. A, 5.50%, 11/15/35	Aa3	2,000,000	2,323,499
Ser. A, 5.00%, 11/15/37	Aa3	1,450,000	1,597,784
Ser. D, 5.75%, 11/15/37 T	Aa3	2,500,000	2,910,715
Ser. D, 5.75%, 11/15/38 T	Aa3	3,175,000	3,671,022
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A1	5,000,000	3,476,537
Vauxmont, Metro. Dist. G.O. Bonds, AGM, 3.25%, 12/15/50	AA	1,605,000	1,333,006
			23,178,171
Connecticut (1.1%)
CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/12/24), (Yale U.), Ser. A, 0.375%, 7/1/35	Aaa	2,850,000	2,812,247
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,511,610
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	600,000	655,712
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-1, 4.10%, 11/15/39	Aaa	1,685,000	1,685,058
			6,664,627
Delaware (0.1%)
DE State Econ. Dev. Auth. Charter School Rev. Bonds, (ASPIRA of Delaware Charter Operations, Inc.), 4.00%, 6/1/42	BB	730,000	603,704
			603,704
District of Columbia (5.1%)
DC G.O. Bonds, Ser. A, 5.00%, 1/1/45	Aaa	5,000,000	5,544,850
DC Rev. Bonds
(DC Intl. School), 5.00%, 7/1/49	BBB	1,670,000	1,687,919
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,265,530
(DC Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,062,906
(KIPP DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,583,207
DC, Income Tax Rev. Bonds, Ser. A, 5.00%, 7/1/47	AAA	1,500,000	1,639,819
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53 T	A−	2,050,000	1,906,852
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44 T	A−	2,050,000	2,006,524
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/31	Aa3	2,500,000	2,784,638

10 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
District of Columbia cont.
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
4.00%, 10/1/37	A−	$3,140,000	$3,185,016
4.00%, 10/1/36	A−	1,490,000	1,518,276
(Metrorail), Ser. A, zero %, 10/1/37	A−	11,000,000	5,874,087
			32,059,624
Florida (7.2%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	890,214
FL Insurance Assistance Interlocal Agcy., Inc. VRDN Ser. A-2, 4.42%, 9/1/32	VMIG 1	10,000,000	10,000,000
FL State Dev. Fin Corp. Sr. Living Rev. Bonds, (Glenridge on Palmer Ranch Oblig. Group), 5.00%, 6/1/51	BB/P	1,300,000	1,093,202
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed. Oblig. Group)
4.00%, 7/1/55	Baa3	750,000	600,200
4.00%, 7/1/45	Baa3	600,000	519,083
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr., Inc.), 4.00%, 2/1/52	Ba1	2,250,000	1,734,881
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A, 5.00%, 10/1/38	A	1,750,000	1,767,504
Miami-Dade Cnty., Hsg. Fin. Auth. Multi-Fam. Hsg. Mandatory Put Bonds (1/1/26), (Fairfield Running Brook II LP), 3.55%, 1/1/27	Aaa	6,525,000	6,450,321
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds
(Orlando Hlth.), 5.00%, 10/1/42	A+	1,250,000	1,375,834
(Orlando Hlth.), 5.00%, 10/1/41	A+	2,000,000	2,222,245
(Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A−/F	1,800,000	1,805,336
(Orlando Hlth.), 4.00%, 10/1/52	A+	7,265,000	6,928,312
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A−/F	5,000,000	5,180,897
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The))
4.00%, 6/15/56	Ba1	805,000	609,907
4.00%, 6/15/51	Ba1	830,000	647,518
4.00%, 6/15/41	Ba1	425,000	360,547
4.00%, 6/15/36	Ba1	315,000	288,901
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	656,687
zero %, 9/1/42	A1	830,000	356,399
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical U., Inc.), Ser. A
4.00%, 10/15/39	A1	500,000	501,392
4.00%, 10/15/37	A1	725,000	734,335
4.00%, 10/15/35	A1	325,000	333,759
			45,057,474

Tax Exempt Income Fund 11

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Georgia (1.7%)
DeKalb Cnty., Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds, (HADC 1086 on Montreal, LLC), 4.00%, 3/1/34	A+	$5,000,000	$4,959,202
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	3,300,000	3,544,747
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), 5.00%, 1/1/63	BBB+	2,000,000	2,036,093
			10,540,042
Hawaii (0.1%)
HI State Harbor Syst. Rev. Bonds, Ser. A
4.00%, 7/1/36	Aa3	375,000	380,230
4.00%, 7/1/31	Aa3	250,000	257,790
			638,020
Illinois (7.5%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/30	BBB+	3,950,000	4,295,898
4.00%, 1/1/36	BBB+	3,850,000	3,908,900
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	1,500,000	1,500,178
Ser. A, 5.00%, 12/1/40	BB+	1,800,000	1,855,085
Ser. A, 5.00%, 12/1/35	BB+	1,910,000	2,017,889
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA−	4,540,000	4,803,361
Chicago, O’Hare Intl. Arpt. Rev. Bonds, Ser. A
5.50%, 1/1/55	A+	3,825,000	4,109,515
5.00%, 1/1/38	A+	200,000	209,648
IL Fin. Auth. Rev. Bonds, (U. of IL)
5.25%, 10/1/53	Aa2	2,500,000	2,712,764
5.00%, 10/1/48	Aa2	2,500,000	2,668,850
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/41	A3	1,250,000	1,375,648
Ser. B, 5.25%, 5/1/40	A3	2,650,000	2,931,497
Ser. B, 5.25%, 5/1/39	A3	1,100,000	1,223,462
Ser. B, 5.00%, 10/1/32	A3	2,000,000	2,154,357
Ser. A, 5.00%, 12/1/31	A3	2,870,000	3,043,874
IL State Fin. Auth. Rev. Bonds
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/51	BBB	1,500,000	1,267,295
(Lawndale Edl & Regl. Network Charter School Oblig. Group), 4.00%, 11/1/41	BBB	725,000	663,264
(Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	508,822
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	500,000	490,617
Metro. Pier & Exposition Auth. Rev. Bonds, 4.00%, 12/15/47	A	2,900,000	2,701,344
St. Clair Cnty., Cmnty. Cahokia Unit School Dist. No. 187 G.O. Bonds, Ser. A, AGM
5.00%, 1/1/54	AA	1,000,000	1,048,916
5.00%, 1/1/49	AA	1,000,000	1,053,982
			46,545,166

12 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Indiana (1.8%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Auth., Inc.)
5.00%, 10/1/45 ##	AA	$1,000,000	$1,088,496
5.00%, 10/1/44 ##	AA	1,275,000	1,393,036
5.00%, 10/1/43 ##	AA	1,550,000	1,698,794
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds
Ser. A, 5.25%, 2/1/54	Aa1	3,500,000	3,672,384
(Circle City Forward Phase II), 4.125%, 2/1/52	Aa1	3,185,000	3,106,965
			10,959,675
Iowa (0.5%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	3,850,000	2,968,375
			2,968,375
Kentucky (2.1%)
KY State Property & Bldg. Comm. Rev. Bonds, (No. 127), Ser. A, 5.25%, 6/1/38	A1	3,290,000	3,750,800
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/26), Ser. A, 4.00%, 12/1/50	A1	5,000,000	4,991,221
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	2,060,000	2,067,947
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare), Ser. A, 5.00%, 10/1/31	A	1,135,000	1,171,663
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	415,992
5.00%, 7/1/30	A+	1,000,000	1,002,395
			13,400,018
Louisiana (0.6%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	3,817,646
			3,817,646
Maryland (0.3%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	759,908
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/30	Baa3	285,000	301,461
5.00%, 1/1/29	Baa3	290,000	303,577
5.00%, 1/1/28	Baa3	300,000	310,673
5.00%, 1/1/27	Baa3	430,000	440,231
			2,115,850
Massachusetts (1.7%)
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 3.55%, 7/1/31	VMIG 1	6,500,000	6,500,000
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	AA+	725,000	725,561
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	3,500,000	3,310,854
			10,536,415

Tax Exempt Income Fund 13

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Michigan (3.1%)
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	$250,000	$254,246
Detroit, G.O. Bonds
Ser. C, 6.00%, 5/1/43	Baa2	500,000	562,679
AMBAC, 5.25%, 4/1/24	A−/P	77,500	77,500
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,150,000	1,705,251
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 7/1/38	AA	1,000,000	1,000,019
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A1	250,000	250,143
5.00%, 11/1/36	A+	1,285,000	1,340,161
Kentwood, Econ. Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group)
4.00%, 11/15/45	BBB−/F	1,125,000	891,334
4.00%, 11/15/43	BBB−/F	695,000	565,018
4.00%, 11/15/31	BBB−/F	480,000	455,420
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA−	5,250,000	5,264,429
(Wayne Cnty.), BAM, 4.00%, 11/1/55	AA	4,000,000	3,655,261
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	879,250	857,530
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB−	1,855,000	1,885,669
(College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	249,950
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA+	100,000	100,041
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	359,920
			19,474,571
Minnesota (0.3%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/36	BB/P	1,250,000	1,083,403
4.00%, 7/1/31	BB/P	1,000,000	928,242
			2,011,645
Mississippi (0.2%)
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A−	1,250,000	1,245,624
			1,245,624
Missouri (2.8%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/46	A2	2,700,000	2,764,515
4.00%, 3/1/39	A2	5,215,000	5,144,389
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BBB−	1,400,000	1,144,223
4.00%, 5/1/40	BBB−	2,300,000	1,948,968
4.00%, 5/1/34	BBB−	2,000,000	1,857,090
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB−	1,750,000	1,396,592

14 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Missouri cont.
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/45	AA	$2,250,000	$2,371,421
5.00%, 10/1/40	AA	1,000,000	1,075,832
			17,703,030
Nebraska (0.4%)
Omaha, Pub. Pwr. Dist. Elec. Rev. Bonds, Ser. A, 5.25%, 2/1/48	Aa2	2,500,000	2,770,411
			2,770,411
Nevada (0.2%)
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Baa2	1,415,000	1,361,438
			1,361,438
New Hampshire (2.2%)
National Fin. Auth. Rev. Bonds, (NH Bus. Fin. Auth.)
Ser. 24-1, Class A, 4.25%, 7/20/41	A+	2,000,000	1,985,916
Ser. 23-2, 3.875%, 1/20/38	BBB	3,077,205	2,870,393
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke’s Hosp. Oblig. Group)
4.00%, 8/15/41	A3	1,000,000	980,683
4.00%, 8/15/39	A3	1,100,000	1,086,841
4.00%, 8/15/38	A3	1,000,000	991,273
4.00%, 8/15/36	A3	600,000	605,846
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	626,888
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A−	4,500,000	4,598,477
			13,746,317
New Jersey (2.6%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Portal North Bridge), 5.25%, 11/1/42	A2	2,085,000	2,324,965
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,300,945
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	3,000,000	3,106,910
NJ State Hlth. Care Fac. Fin. Auth. VRDN, (AHS Hosp. Corp.), Ser. B, 3.96%, 7/1/36	VMIG 1	2,000,000	2,000,000
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. A, 5.00%, 6/15/38	A2	2,000,000	2,271,296
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.375%, 7/1/53	BBB−	1,000,000	1,022,101
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/36	A−	4,000,000	4,245,466
			16,271,683
New Mexico (0.6%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,631,467
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,155,072
			3,786,539

Tax Exempt Income Fund 15

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
New York (9.6%)
Brookhaven, Local Dev. Corp. Rev. Bonds, (Brookhaven Memorial Hosp. Med. Ctr., Inc. Oblig. Group), 4.50%, 10/1/25	A	$1,185,000	$1,168,089
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
(Sustainable Dev.), Ser. J, 3.35%, 11/1/65	AA+	5,670,000	4,222,073
(Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	3,075,000	2,224,156
Ser. D-1B, FHA Insd., 2.40%, 11/1/50	AA+	4,000,000	2,607,710
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secd.), 5.00%, 5/1/42	AAA	2,000,000	2,252,055
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,679,056
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA−	5,250,000	4,022,931
NY State Trans. Dev. Corp. Exempt Fac. Rev. Bonds, (Empire State Thruway Partners, LLC)
4.00%, 4/30/53	BBB−/F	3,000,000	2,519,921
4.00%, 10/31/46	BBB−/F	2,000,000	1,755,130
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	2,000,000	1,972,804
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54 T	AA+	7,200,000	7,718,748
NY State Urban Dev. Corp. Sales Tax Rev. Bonds, Ser. A, 5.00%, 3/15/44	Aa1	10,000,000	11,145,147
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB−/F	825,000	880,558
Port Auth. of NY & NJ Rev. Bonds, Ser. 207
Ser. 207, 5.00%, 9/15/31	Aa3	300,000	317,109
Ser. 207, 5.00%, 9/15/29	Aa3	3,525,000	3,724,239
Ser. 218, 5.00%, 11/1/49 T	Aa3	4,745,000	4,883,200
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.25%, 5/15/57	AA+	5,600,000	6,102,754
			60,195,680
North Carolina (0.8%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group)
4.00%, 3/1/51	BB/P	2,000,000	1,508,030
4.00%, 3/1/41	BB/P	1,050,000	889,317
4.00%, 3/1/36	BB/P	900,000	819,154
NC State Med. Care Comm. Retirement Fac. (United Methodist Retirement Homes, Inc. (The))
5.125%, 10/1/54	BBB/F	1,500,000	1,544,666
5.00%, 10/1/39	BBB/F	250,000	265,557
			5,026,724
North Dakota (0.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds, (Altru Hlth. Syst. Oblig. Group), AGM, 3.00%, 12/1/46	AA	2,000,000	1,519,123
			1,519,123

16 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Ohio (1.5%)
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/53	BB+	$2,500,000	$2,518,173
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/46	A3	950,000	914,049
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/41	A3	230,000	230,599
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/40	A3	250,000	251,881
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/39	A3	200,000	203,502
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/38	A3	250,000	255,386
(Cleveland Museum of Natural History (The)), 4.00%, 7/1/37	A3	200,000	206,569
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports), 4.00%, 5/1/39	AA+	750,000	750,266
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB−/F	835,000	835,316
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group), 4.00%, 11/15/41	Baa1	455,000	422,900
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	15,583
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,757,291
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	Baa1	645,000	656,353
5.00%, 2/15/33	Baa1	355,000	360,986
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	145,000	138,678
			9,517,532
Other (2.8%)
Federal Home Loan Mortgage Corporation Multi-Fam. ML certificates, Ser. ML-19, Class A, 3.959%, 12/25/36	AA+	3,384,473	3,287,302
Federal Home Loan Mortgage Corporation Multi-Fam. ML certificates, Ser. 19-ML-05, Class A-US, 3.40%, 1/25/36	AA+	3,044,369	2,814,351
Federal Home Loan Mortgage Corporation Multi-Fam. VRD certificates, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,010,000	6,016,176
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. ML-21, 4.618%, 8/25/41	AA+	5,000,000	5,108,517
			17,226,346
Pennsylvania (3.3%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A, AGM, 4.00%, 1/1/46	AA	3,500,000	3,384,956
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (University Student Hsg, LLC), 5.00%, 8/1/30	Ba2	960,000	960,180

Tax Exempt Income Fund 17

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Pennsylvania cont.
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM, 4.00%, 5/1/54	AA	$1,000,000	$971,443
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	2,250,000	2,520,356
PA State Tpk. Comm. Rev. Bonds
4.90%, 12/1/44	A1	5,000,000	5,128,572
Ser. A, 4.00%, 12/1/49	A2	2,160,000	2,074,666
Ser. B, 3.00%, 12/1/51	A+	2,000,000	1,504,333
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(St. Joseph’s U.), 5.00%, 11/1/47	A−/P	2,350,000	2,375,272
(Independence Charter School-West), 5.00%, 6/15/39	BB/P	500,000	482,918
(Independence Charter School-West), 4.00%, 6/15/29	BB/P	300,000	288,114
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	A1	1,000,000	889,428
			20,580,238
Puerto Rico (0.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	1,550,000	1,500,281
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A-1, 4.75%, 7/1/53	BBB−/P	2,900,000	2,899,798
			4,400,079
Rhode Island (0.5%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB−/P	3,250,000	3,264,802
			3,264,802
South Carolina (1.1%)
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	767,041
4.00%, 11/1/31	A1	750,000	768,058
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Bon Secours Mercy Hlth.), 4.00%, 12/1/44	A+	1,300,000	1,268,486
SC State Pub. Svcs. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/36	A3	4,000,000	4,100,336
			6,903,921
South Dakota (0.4%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The))
4.00%, 8/1/56	BBB−	1,000,000	817,457
4.00%, 8/1/51	BBB−	250,000	209,747
4.00%, 8/1/41	BBB−	1,400,000	1,271,026
			2,298,230
Tennessee (2.6%)
Johnson City, Hlth. & Edl. Fac. Board Multi-Fam. Mandatory Put Bonds (12/1/26), (Roan Hill LP), 3.60%, 12/1/27	AA+	3,000,000	2,982,787

18 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Tennessee cont.
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group — UTK Properties, LLC), Ser. A-1, BAM
5.50%, 7/1/59	AA	$1,750,000	$1,910,494
5.50%, 7/1/54	AA	1,000,000	1,098,119
5.25%, 7/1/49	AA	1,250,000	1,356,135
Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/45	A2	2,000,000	2,097,555
Williamson Cnty., Indl. Dev. Board Multi-Fam. Hsg. Mandatory Put Bonds (5/1/27), (ECG Wood Duck LP), 5.00%, 5/1/42	Aaa	6,625,000	6,830,496
			16,275,586
Texas (7.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	3,600,000	3,486,416
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(IDEA Pub. Schools), Ser. B, PSFG, 5.00%, 8/15/27	A−	375,000	384,727
(YES Prep Pub. Schools, Inc.), PSFG, 4.25%, 4/1/48	Aaa	2,525,000	2,497,568
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/47	AAA	1,410,000	1,377,951
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/40	AAA	1,500,000	1,514,116
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/39	AAA	1,500,000	1,523,267
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Ba1	1,300,000	1,294,607
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	610,353
5.00%, 8/15/36	BBB+	430,000	444,926
5.00%, 8/15/34	BBB+	300,000	313,050
5.00%, 8/15/33	BBB+	240,000	249,754
5.00%, 8/15/31	BBB+	100,000	104,225
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
3.00%, 9/1/47	BBB−	600,000	417,991
3.00%, 9/1/44	BBB−	500,000	362,894
3.00%, 9/1/40	BBB−	225,000	173,829
3.00%, 9/1/39	BBB−	250,000	196,653
3.00%, 9/1/38	BBB−	200,000	160,748
3.00%, 9/1/37	BBB−	220,000	180,387
3.00%, 9/1/34	BBB−	150,000	132,024
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, Ser. A, 6.00%, 5/15/52	A	3,250,000	3,687,158
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	2,250,000	2,305,178
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,250,000	1,079,119
(TX Woman’s U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,545,426
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	Aa3	9,700,000	9,901,497

Tax Exempt Income Fund 19

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Texas cont.
Port of Houston Auth. of Harris Cnty. Rev. Bonds, 5.00%, 10/1/48	AA+	$5,745,000	$6,255,452
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	250,000	253,318
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	2,776,767
TX State Affordable Hsg. Corp. Multi-Fam. Hsg. Mandatory Put Bonds (1/1/27), (AHFC-FC Norman Hsg. LP), 3.625%, 1/1/45	Aaa	3,000,000	2,969,483
			46,198,884
Utah (2.6%)
UT Cnty., Hosp. Rev. Bonds, (Intermountain Hlth.), Ser. A, 5.00%, 5/15/41	Aa1	7,170,000	7,345,493
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/41	BBB−/F	500,000	448,115
4.00%, 10/15/38	BBB−/F	500,000	466,624
4.00%, 10/15/36	BBB−/F	300,000	289,037
4.00%, 10/15/34	BBB−/F	800,000	786,128
4.00%, 10/15/32	BBB−/F	500,000	495,313
3.00%, 10/15/45	BBB−/F	1,000,000	703,552
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 4.00%, 10/15/33	BBB−/F	1,025,000	1,012,304
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease), 5.00%, 5/15/41	Aa1	2,960,000	3,274,014
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	742,405
5.00%, 10/15/33	AA	420,000	439,375
5.00%, 10/15/31	AA	530,000	555,945
			16,558,305
Virginia (1.1%)
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A1	6,650,000	6,973,556
			6,973,556
Washington (2.9%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/49	BB+	3,325,000	3,487,223
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/47	AA−	1,000,000	1,047,469
5.00%, 8/1/41	AA−	2,000,000	2,139,840
5.00%, 8/1/38	AA−	3,000,000	3,241,583
5.00%, 8/1/37	AA−	1,500,000	1,628,753
WA State Hsg. Fin. Comm. Rev. Bonds
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,922,964	3,640,432
Ser. 1, Class A, 3.375%, 4/20/37	BBB	3,291,550	2,968,523
			18,153,823

20 Tax Exempt Income Fund

MUNICIPAL BONDS AND NOTES (101.9%)* cont.	Rating**	Principal amount	Value
Wisconsin (4.0%)
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences)
4.00%, 4/1/42	BB	$830,000	$755,248
4.00%, 4/1/42 (Prerefunded 4/1/32)	AAA/P	20,000	21,891
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	790,000	790,487
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	2,000,000	1,463,359
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	1,500,000	1,614,947
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/53	BBB−	2,000,000	2,134,801
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB−	2,000,000	2,004,068
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,379,637
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	6,450,000	6,326,336
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/36	AA	7,825,000	8,088,870
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	399,266
			24,978,910
Total municipal bonds and notes (cost $644,673,960)			$637,895,910

SHORT-TERM INVESTMENTS (0.1%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.50% L	Shares	288,694	$288,694
U.S. Treasury Bills 5.391%, 5/23/24 #		$400,000	396,967
U.S. Treasury Bills 5.377%, 6/25/24 #		200,000	197,558
Total short-term investments (cost $883,208)			$883,219

TOTAL INVESTMENTS
Total investments (cost $645,557,168)	$638,779,129

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through March 31, 2024. Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $625,715,266.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.

Tax Exempt Income Fund 21

#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $513,784 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
##	Forward commitment(s), in part or in entirety (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.64%, 5.44%, 5.56%, 5.65%, 5.34%, 5.30% and 5.22%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	20.3%
	Health care	17.8
	Education	13.4
	Housing	13.3

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Bond Ultra 30 yr (Short)	81	$10,449,000	$10,449,000	Jun-24	$(123,315)
Unrealized appreciation					—
Unrealized (depreciation)					(123,315)
Total					$(123,315)

22 Tax Exempt Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$637,895,910	$—
Short-term investments	—	883,219	—
Totals by level	$—	$638,779,129	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(123,315)	$—	$—
Totals by level	$(123,315)	$—	$—

The accompanying notes are an integral part of these financial statements.

Tax Exempt Income Fund 23

Statement of assets and liabilities 3/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $645,268,474)	$638,490,435
Affiliated issuers (identified cost $288,694) (Note 5)	288,694
Interest and other receivables	8,247,740
Receivable for shares of the fund sold	133,039
Prepaid assets	41,581
Total assets	647,201,489

LIABILITIES
Payable for purchases of delayed delivery securities (Note 1)	4,045,027
Payable for shares of the fund repurchased	897,621
Payable for compensation of Manager (Note 2)	222,253
Payable for custodian fees (Note 2)	6,936
Payable for investor servicing fees (Note 2)	75,414
Payable for Trustee compensation and expenses (Note 2)	342,355
Payable for administrative services (Note 2)	1,904
Payable for distribution fees (Note 2)	341,323
Payable for floating rate notes issued (Note 1)	15,299,046
Payable for variation margin on futures contracts (Note 1)	37,974
Distributions payable to shareholders	150,149
Other accrued expenses	66,221
Total liabilities	21,486,223

Net assets	$625,715,266

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$660,282,986
Total distributable earnings (Note 1)	(34,567,720)
Total — Representing net assets applicable to capital shares outstanding	$625,715,266

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($538,021,271 divided by 68,706,672 shares)	$7.83
Offering price per class A share (100/96.00 of $7.83)*	$8.16
Net asset value and offering price per class B share ($125,868 divided by 16,055 shares)**	$7.84
Net asset value and offering price per class C share ($6,038,313 divided by 768,951 shares)**	$7.85
Net asset value, offering price and redemption price per class R6 share
($7,974,091 divided by 1,016,429 shares)	$7.85
Net asset value, offering price and redemption price per class Y share
($73,555,723 divided by 9,367,401 shares)	$7.85

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

24 Tax Exempt Income Fund

Statement of operations Six months ended 3/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $214,583 from investments in affiliated issuers) (Note 5)	$13,172,277
Total investment income	13,172,277

EXPENSES
Compensation of Manager (Note 2)	1,317,216
Investor servicing fees (Note 2)	232,287
Custodian fees (Note 2)	9,062
Trustee compensation and expenses (Note 2)	17,215
Distribution fees (Note 2)	701,369
Administrative services (Note 2)	11,863
Interest and fees expense (Note 1)	399,127
Other	139,129
Total expenses	2,827,268
Expense reduction (Note 2)	(12,346)
Net expenses	2,814,922

Net investment income	10,357,355

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Securities from unaffiliated issuers (Notes 1 and 3)	(5,084,004)
Futures contracts (Note 1)	(333,364)
Total net realized loss	(5,417,368)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	50,154,238
Futures contracts	(708,037)
Total change in net unrealized appreciation	49,446,201

Net gain on investments	44,028,833

Net increase in net assets resulting from operations	$54,386,188

The accompanying notes are an integral part of these financial statements.

Tax Exempt Income Fund 25

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/24*	Year ended 9/30/23
Operations
Net investment income	$10,357,355	$20,670,199
Net realized loss on investments	(5,417,368)	(7,989,538)
Change in net unrealized appreciation of investments	49,446,201	7,504,625
Net increase in net assets resulting from operations	54,386,188	20,185,286
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	(313,327)	(190,080)
Class B	(89)	(138)
Class C	(3,933)	(2,953)
Class R6	(4,016)	(1,716)
Class Y	(40,872)	(20,932)
From tax-exempt net investment income
Class A	(8,321,860)	(17,647,195)
Class B	(1,882)	(8,457)
Class C	(77,554)	(196,853)
Class R6	(125,433)	(202,962)
Class Y	(1,182,231)	(2,243,699)
Decrease from capital share transactions (Note 4)	(19,402,410)	(51,289,582)
Total increase (decrease) in net assets	24,912,581	(51,619,281)

NET ASSETS
Beginning of period	600,802,685	652,421,966
End of period	$625,715,266	$600,802,685

*Unaudited.

The accompanying notes are an integral part of these financial statements.

26 Tax Exempt Income Fund

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Tax Exempt Income Fund 27

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
											Ratio	Ratio of net
	Net asset		Net realized								of expenses	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	of period	value (%)[a]	(in thousands)	(%)[b,c]	net assets (%)	(%)
Class A
March 31, 2024**	$7.28	.13	.54	.67	(.12)	—	(.12)	$7.83	9.29*	$538,021	.47*	1.66*	25*
September 30, 2023	7.31	.24	(.03)	.21	(.24)	—	(.24)	7.28	2.76	524,411.94		3.16	38
September 30, 2022	8.85	.19	(1.38)	(1.19)	(.19)	(.16)	(.35)	7.31	(13.83)	569,476.83		2.29	57
September 30, 2021	8.68	.19	.17	.36	(.19)	—	(.19)	8.85	4.14	768,286.80		2.11	34
September 30, 2020	8.86	.21	.01	.22	(.21)	(.19)	(.40)	8.68	2.62	785,840.80		2.44	41
September 30, 2019	8.41	.24	.49	.73	(.26)	(.02)	(.28)	8.86	8.84	841,144.78		2.80	63
Class B
March 31, 2024**	$7.29	.10	.55	.65	(.10)	—	(.10)	$7.84	8.95*	$126	.77*	1.37*	25*
September 30, 2023	7.32	.19	(.03)	.16	(.19)	—	(.19)	7.29	2.15	160	1.54	2.56	38
September 30, 2022	8.85	.14	(1.37)	(1.23)	(.14)	(.16)	(.30)	7.32	(14.26)	487	1.43	1.69	57
September 30, 2021	8.68	.13	.17	.30	(.13)	—	(.13)	8.85	3.52	755	1.40	1.52	34
September 30, 2020	8.86	.15	.02	.17	(.16)	(.19)	(.35)	8.68	1.95	1,367	1.43	1.84	41
September 30, 2019	8.42	.19	.48	.67	(.21)	(.02)	(.23)	8.86	8.03	3,238	1.41	2.20	63
Class C
March 31, 2024**	$7.31	.10	.53	.63	(.09)	—	(.09)	$7.85	8.72*	$6,038	.84*	1.29*	25*
September 30, 2023	7.33	.18	(.02)	.16	(.18)	—	(.18)	7.31	2.13	6,802	1.69	2.41	38
September 30, 2022	8.87	.13	(1.38)	(1.25)	(.13)	(.16)	(.29)	7.33	(14.44)	9,532	1.58	1.53	57
September 30, 2021	8.70	.12	.17	.29	(.12)	—	(.12)	8.87	3.36	15,362	1.55	1.37	34
September 30, 2020	8.88	.14	.02	.16	(.15)	(.19)	(.34)	8.70	1.79	21,434	1.58	1.67	41
September 30, 2019	8.44	.17	.48	.65	(.19)	(.02)	(.21)	8.88	7.85	27,210	1.56	2.03	63
Class R6
March 31, 2024**	$7.30	.14	.54	.68	(.13)	—	(.13)	$7.85	9.42*	$7,974	.33*	1.80*	25*
September 30, 2023	7.32	.26	(.02)	.24	(.26)	—	(.26)	7.30	3.20	6,925.66		3.43	38
September 30, 2022	8.86	.21	(1.38)	(1.17)	(.21)	(.16)	(.37)	7.32	(13.58)	3,337.56		2.53	57
September 30, 2021	8.69	.21	.17	.38	(.21)	—	(.21)	8.86	4.42	5,569.54		2.36	34
September 30, 2020	8.88	.23	.01	.24	(.24)	(.19)	(.43)	8.69	2.76	3,809.56		2.67	41
September 30, 2019	8.44	.26	.48	.74	(.28)	(.02)	(.30)	8.88	8.97	3,927.54		3.04	63
Class Y
March 31, 2024**	$7.31	.14	.53	.67	(.13)	—	(.13)	$7.85	9.26*	$73,556	.34*	1.79*	25*
September 30, 2023	7.33	.26	(.02)	.24	(.26)	—	(.26)	7.31	3.16	62,506.69		3.41	38
September 30, 2022	8.87	.21	(1.38)	(1.17)	(.21)	(.16)	(.37)	7.33	(13.57)	69,590.58		2.52	57
September 30, 2021	8.70	.21	.17	.38	(.21)	—	(.21)	8.87	4.40	137,025.55		2.35	34
September 30, 2020	8.88	.23	.01	.24	(.23)	(.19)	(.42)	8.70	2.84	110,294.58		2.64	41
September 30, 2019	8.44	.26	.48	.74	(.28)	(.02)	(.30)	8.88	8.93	85,832.56		3.00	63

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

28 Tax Exempt Income Fund	Tax Exempt Income Fund 29

Financial highlights cont.

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

c Includes interest and fee expense associated with borrowings which amounted to the following:

Periods ended	Percentage of average net assets
March 31, 2024	0.06%
September 30, 2023	0.12
September 30, 2022	0.03
September 30, 2021	0.02
September 30, 2020	0.03
September 30, 2019	0.01

30 Tax Exempt Income Fund

Notes to financial statements 3/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through March 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Tax Exempt Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income exempt from federal income tax as Putnam Management believes to be consistent with preservation of capital. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in tax-exempt investments, which for purposes of this policy exclude investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Tax Exempt Income Fund 31

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

32 Tax Exempt Income Fund

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $23,097,059 were held by the TOB trust and served as collateral for $15,299,046 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $340,645 for these investments based on an average interest rate of 3.60%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of

Tax Exempt Income Fund 33

(1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$14,362,176	$7,613,137	$21,975,313

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $646,167,677, resulting in gross unrealized appreciation and depreciation of $26,591,610 and $34,103,473, respectively, or net unrealized depreciation of $7,511,863.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.590%	of the first $5 billion,	0.390%	of the next $50 billion,
0.540%	of the next $5 billion,	0.370%	of the next $50 billion,
0.490%	of the next $10 billion,	0.360%	of the next $100 billion and
0.440%	of the next $10 billion,	0.355%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.213% of the fund’s average net assets.

34 Tax Exempt Income Fund

Putnam Management has contractually agreed, through January 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$201,405	Class R6	1,847
Class B	56	Class Y	26,506
Class C	2,473	Total	$232,287

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $12,346 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $531, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Tax Exempt Income Fund 35

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$667,935
Class B	1.00%	0.85%	635
Class C	1.00%	1.00%	32,799
Total			$701,369

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $5,692 from the sale of class A shares and received no monies and $39 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $199 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$148,949,809	$158,064,953
U.S. government securities (Long-term)	—	—
Total	$148,949,809	$158,064,953

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

36 Tax Exempt Income Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	2,614,320	$20,164,100	8,674,426	$65,503,724
Shares issued in connection with
reinvestment of distributions	1,013,695	7,784,469	2,126,391	16,120,957
	3,628,015	27,948,569	10,800,817	81,624,681
Shares repurchased	(6,906,354)	(52,554,576)	(16,735,057)	(126,956,483)
Net decrease	(3,278,339)	$(24,606,007)	(5,934,240)	$(45,331,802)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	3	$24
Shares issued in connection with
reinvestment of distributions	246	1,886	1,073	8,144
	246	1,886	1,076	8,168
Shares repurchased	(6,070)	(46,643)	(45,761)	(350,329)
Net decrease	(5,824)	$(44,757)	(44,685)	$(342,161)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	26,940	$203,421	100,234	$761,623
Shares issued in connection with
reinvestment of distributions	10,175	78,253	25,022	190,185
	37,115	281,674	125,256	951,808
Shares repurchased	(199,230)	(1,521,107)	(494,764)	(3,752,647)
Net decrease	(162,115)	$(1,239,433)	(369,508)	$(2,800,839)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	299,115	$2,273,296	904,997	$6,900,590
Shares issued in connection with
reinvestment of distributions	16,702	128,745	26,919	204,781
	315,817	2,402,041	931,916	7,105,371
Shares repurchased	(248,166)	(1,859,482)	(438,817)	(3,328,844)
Net increase	67,651	$542,559	493,099	$3,776,527

Tax Exempt Income Fund 37

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,544,332	$19,125,671	5,590,240	$42,851,147
Shares issued in connection with
reinvestment of distributions	140,737	1,085,458	261,078	1,983,980
	2,685,069	20,211,129	5,851,318	44,835,127
Shares repurchased	(1,874,037)	(14,265,901)	(6,791,523)	(51,426,434)
Net increase (decrease)	811,032	$5,945,228	(940,205)	$(6,591,307)

At the close of the reporting period, Putnam Investment Holdings, LLC owned 2 class Y shares of the fund (less than 0.1% of class Y shares outstanding), valued at$16.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/23	cost	proceeds	income	of 3/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P‡	$6,964,147	$99,227,507	$105,902,960	$214,583	$288,694
Total Short-term
investments	$6,964,147	$99,227,507	$105,902,960	$214,583	$288,694

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

38 Tax Exempt Income Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	90

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Payables, Net assets —
Interest rate contracts	Receivables	$—	Unrealized depreciation	$123,315*
Total		$—		$123,315

* Includes cumulative depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(333,364)	$(333,364)
Total	$(333,364)	$(333,364)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(708,037)	$(708,037)
Total	$(708,037)	$(708,037)

Tax Exempt Income Fund 39

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts§	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts§	37,974	37,974
Total Liabilities	$37,974	$37,974
Total Financial and Derivative Net Assets	$(37,974)	$(37,974)
Total collateral received (pledged)†##	$—
Net amount	$(37,974)
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $513,784.

Shareholder meeting results (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
38,065,517	1,131,969	5,923,295

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
37,778,922	1,352,539	5,989,320

All tabulations are rounded to the nearest whole number.

40 Tax Exempt Income Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 28, 2024